Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

					Average summary compensation	Average compensation actually paid	Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO		Compensation actually paid to PEO		table total for non-PEO named executive officers	to non-PEO named executive officers	Total Shareholder return	MSCI US Semi & Semi Equipment GICS Index	Net income ($Million)	Revenue ($Million)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
	(1)	(2)	(3)	(4)
2023	4,061,200	168,462	4,611,901	168,462	1,476,328	1,844,174	188.31	179.40	125.5	892.1
2022	2,924,350	2,470,279	2,948,823	482,294	1,606,992	1,619,472	166.36	109.88	118.8	824.5
2021	1,272,800	2,006,994	1,417,864	1,471,055	1,067,949	1,123,199	133.24	158.40	55.4	663.8

(1)	Amounts shown are the amounts of total compensation reported for Dr. Lee, our CEO, for column of the Summary Compensation Table (SCT).

(2)	Amounts shown are the amounts of total compensation reported for Dr. Kirlin, our former CEO, for column of the Summary Compensation Table (SCT).

Compensation actually paid to PEO (3)
Year	Salary	Bonus	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and that remain unvested as of the end of the covered year.	The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year.	The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.	Total
(a)	(b)	(c)	(d)	(e)	(f)	(h)	(i)
2023	750,000	1,300,000	2,203,200	289,688	0	69,013	4,611,901
2022	650,000	963,800	1,216,500	242,213	0	(123,690)	2,948,823
2021	459,530	365,000	454,650	128,335	(165)	10,514	1,417,864

(3)	Amounts shown above include the compensation actually paid to Dr. Lee, our CEO.

Compensation actually paid to PEO (4)
Year	Income	Bonus	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and that remain unvested as of the end of the covered year.	The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year.	The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.	Total
(a)	(b)	(c)	(d)	(e)	(f)	(h)	(i)
2023	168,462	0	0	0	0	0	168,462
2022	735,079	0	0	0	0	(252,785)	482,294
2021	649,544	425,000	0	299,925	0	96,586	1,471,055

(4)	Amounts shown above include the compensation actually paid to Dr. Kirlin, our former CEO.

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote [Text Block]

(1)	Amounts shown are the amounts of total compensation reported for Dr. Lee, our CEO, for column of the Summary Compensation Table (SCT).

(2)	Amounts shown are the amounts of total compensation reported for Dr. Kirlin, our former CEO, for column of the Summary Compensation Table (SCT).

Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to PEO (3)
Year	Salary	Bonus	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and that remain unvested as of the end of the covered year.	The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year.	The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.	Total
(a)	(b)	(c)	(d)	(e)	(f)	(h)	(i)
2023	750,000	1,300,000	2,203,200	289,688	0	69,013	4,611,901
2022	650,000	963,800	1,216,500	242,213	0	(123,690)	2,948,823
2021	459,530	365,000	454,650	128,335	(165)	10,514	1,417,864

(3)	Amounts shown above include the compensation actually paid to Dr. Lee, our CEO.

Compensation actually paid to PEO (4)
Year	Income	Bonus	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and that remain unvested as of the end of the covered year.	The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year.	The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.	Total
(a)	(b)	(c)	(d)	(e)	(f)	(h)	(i)
2023	168,462	0	0	0	0	0	168,462
2022	735,079	0	0	0	0	(252,785)	482,294
2021	649,544	425,000	0	299,925	0	96,586	1,471,055

(4)	Amounts shown above include the compensation actually paid to Dr. Kirlin, our former CEO.

Non-PEO NEO Average Total Compensation Amount		$ 1,476,328	$ 1,606,992	$ 1,067,949
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,844,174	1,619,472	1,123,199
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

The Company considers the following to be the most important financial performance measures it uses to link actual compensation paid to its Named Executive Officers, for the periods 2021, 2022 and 2023 as set forth in the graphs above.

●	Net income

●	Gross Margin

●	EBITDA

Total Shareholder Return Amount		$ 188.31	166.36	133.24
Peer Group Total Shareholder Return Amount		179.40	109.88	158.40
Net Income (Loss) Attributable to Parent		$ 125,500,000	$ 118,800,000	$ 55,400,000
Company Selected Measure Amount		892,100,000	824,500,000	663,800,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		EBITDA
Dr. Lee
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 4,061,200	$ 2,924,350	$ 1,272,800
PEO Actually Paid Compensation Amount	[2]	$ 4,611,901	$ 2,948,823	$ 1,417,864
Dr. Lee | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Dr. Lee	Dr. Lee	Dr. Lee
Dr. Lee | PEO [Member] | Salary
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	$ 750,000	$ 650,000	$ 459,530
Dr. Lee | PEO [Member] | Bonus
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	1,300,000	963,800	365,000
Dr. Lee | PEO [Member] | The fair value as of the end of the covered year for all stock and option awards that were granted during the year and that remain unvested as of the end of the covered year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	2,203,200	1,216,500	454,650
Dr. Lee | PEO [Member] | The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	289,688	242,213	128,335
Dr. Lee | PEO [Member] | The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0	0	(165)
Dr. Lee | PEO [Member] | The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	69,013	(123,690)	10,514
Dr. Kirlin
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3]	168,462	2,470,279	2,006,994
PEO Actually Paid Compensation Amount	[4]	$ 168,462	$ 482,294	$ 1,471,055
Dr. Kirlin | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Dr. Kirlin	Dr. Kirlin	Dr. Kirlin
Dr. Kirlin | PEO [Member] | Bonus
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	$ 0	$ 0	$ 425,000
Dr. Kirlin | PEO [Member] | The fair value as of the end of the covered year for all stock and option awards that were granted during the year and that remain unvested as of the end of the covered year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	0	0	0
Dr. Kirlin | PEO [Member] | The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	0	0	299,925
Dr. Kirlin | PEO [Member] | The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	0	0	0
Dr. Kirlin | PEO [Member] | The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	0	(252,785)	96,586
Dr. Kirlin | PEO [Member] | Income
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	$ 168,462	$ 735,079	$ 649,544

[1]	Amounts shown are the amounts of total compensation reported for Dr. Lee, our CEO, for column of the Summary Compensation Table (SCT).
[2]	Amounts shown above include the compensation actually paid to Dr. Lee, our CEO.
[3]	Amounts shown are the amounts of total compensation reported for Dr. Kirlin, our former CEO, for column of the Summary Compensation Table (SCT).
[4]	Amounts shown above include the compensation actually paid to Dr. Kirlin, our former CEO.